Taxes - Income tax - Deferred tax assets and liabilities by type - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	€ 3,714	€ 3,661	€ 3,709
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	2,100
Deferred tax assets recognized	500
Belgian subsidiaries other than Orange Belgium [member]
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	€ 800